PRINCIPAL ACCOUNTING POLICIES - Future lease payments under operating leases, excluding short-term leases not capitalized (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
2021			¥ 46,050
2022			31,381
2023			23,813
2024			18,607
Total future lease payments			119,851
Less: imputed interest			(8,589)
Total lease liability balance			111,262
Current operating lease liabilities		$ 6,396	41,737
Non-current operating lease liabilities		$ 10,655	¥ 69,525
Short-term Lease	¥ 2,327